7. Subsequent events (Quarterly)	9 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
7. Subsequent events	NOTE 7 – Subsequent events Subsequent events were evaluated as of the day the financial statements were available for issuance.